                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jerry G. Borrelli
Title: Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:



/s/ Jerry G. Borrelli                   New York, NY    May 9, 2006
-------------------------------------   -------------   ------------------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         62
Form 13F Information Table Value Total:   $808,488
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number            Name
---   --------------------            ----
2     ________               RSUI Indemnity Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 3/31/06

                                                                                       COLUMN 6                COLUMN 8
                                                                                   ---------------          --------------
                                                      COLUMN 4                        INVESTMENT                VOTING
                                                      --------       COLUMN 5         DISCRETION               AUTHORITY
          COLUMN 1              COLUMN 2     COLUMN 3  MARKET  ------------------- --------------- COLUMN 7 --------------
---------------------------- -------------- ---------   VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER -------- SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
FRESH DEL MONTE PRODUCE INC  ORD            G36738105    2,634    124,525  SH             X            2      X
FRESH DEL MONTE PRODUCE INC  ORD            G36738105    1,230     58,175  SH             X            1      X
AT&T INC                     COM            00206R102    1,352     50,000  SH             X            1      X
ALEXANDER & BALDWIN INC      COM            014482103      954     20,000  SH             X            1      X
AMERICAN EXPRESS CO          COM            025816109    1,314     25,000  SH             X            1      X
AMERICAN INTL GROUP INC      COM            026874107    1,322     20,000  SH             X            1      X
AMERIPRISE FINL INC          COM            03076C106      225      5,000  SH             X            1      X
ANADARKO PETE CORP           COM            032511107   37,879    375,000  SH             X            2      X
ANADARKO PETE CORP           COM            032511107   12,626    125,000  SH             X            1      X
APACHE CORP                  COM            037411105   31,936    487,500  SH             X            2      X
APACHE CORP                  COM            037411105   10,645    162,500  SH             X            1      X
APPLERA CORP                 COM AP BIO GRP 038020903    1,357     50,000  SH             X            1      X
APPLIED MATLS INC            COM            038222105      876     50,000  SH             X            1      X
AUTODESK INC                 COM            052769106    1,156     30,000  SH             X            1      X
BELO CORP                    COM SER A      080555105      696     35,000  SH             X            1      X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    4,611      1,531  SH             X            1      X
BOEING CO                    COM            097023105    1,169     15,000  SH             X            1      X
BURLINGTON NORTHN SANTA FE C COM            12189T104  499,980  6,000,000  SH        X                 1      X
BURLINGTON RES INC           COM            122014103    1,838     20,000  SH             X            1      X
CATERPILLAR INC DEL          COM            149123101    2,154     30,000  SH             X            1      X
CHEVRON CORP NEW             COM            166764100   20,579    355,000  SH             X            2      X
CHEVRON CORP NEW             COM            166764100   13,043    225,000  SH             X            1      X
CHUBB CORP                   COM            171232101    1,432     15,000  SH             X            1      X
COCA COLA CO                 COM            191216100    1,047     25,000  SH             X            1      X
CONOCOPHILLIPS               COM            20825C104   33,154    525,000  SH             X            1      X
COSTCO WHSL CORP NEW         COM            22160K105    1,625     30,000  SH             X            1      X
DEERE & CO                   COM            244199105    1,186     15,000  SH             X            1      X
DEVON ENERGY CORP NEW        COM            25179M103   34,408    562,500  SH             X            2      X
DEVON ENERGY CORP NEW        COM            25179M103   11,469    187,500  SH             X            1      X
DISNEY WALT CO               COM DISNEY     254687106    1,255     45,000  SH             X            1      X
DISCOVERY HOLDING CO         CL A COM       25468Y107      165     11,000  SH             X            1      X
DOMINION RES INC VA NEW      COM            25746U109    3,313     48,000  SH             X            2      X
DOMINION RES INC VA NEW      COM            25746U109    1,657     24,000  SH             X            1      X
DOW CHEM CO                  COM            260543103      812     20,000  SH             X            1      X
DU PONT EI DE NEMOURS & CO   COM            263534109    1,266     30,000  SH             X            1      X
EXXON MOBIL CORP             COM            30231G102    1,826     30,000  SH             X            1      X
FEDEX CORP                   COM            31428X106    1,694     15,000  SH             X            1      X
GENERAL ELECTRIC CO          COM            369604103    1,043     30,000  SH             X            1      X
INTEL CORP                   COM            458140100    1,362     70,000  SH             X            1      X
INTERNATIONAL BUSINESS MACHS COM            459200101      990     12,000  SH             X            1      X
INTUIT                       COM            461202103      532     10,000  SH             X            1      X
JEFFERSON PILOT CORP         COM            475070108    1,119     20,000  SH             X            1      X
KERR MCGEE CORP              COM            492386107   12,412    130,000  SH             X            2      X
KERR MCGEE CORP              COM            492386107    6,684     70,000  SH             X            1      X
LAUDER ESTEE COS INC         CL A           518439104      930     25,000  SH             X            1      X
LIBERTY MEDIA CORP NEW       COM SER A      530718105      903    110,000  SH             X            1      X
LILLY ELI & CO               COM            532457108    1,659     30,000  SH             X            1      X
MAGNA INTL INC               CL A           559222401    5,045     66,650  SH             X            2      X
MAGNA INTL INC               CL A           559222401    2,524     33,350  SH             X            1      X
MANPOWER INC                 COM            56418H100    1,144     20,000  SH             X            1      X
MEDTRONIC INC                COM            585055106    1,523     30,000  SH             X            1      X
MICROSOFT CORP               COM            594918104    1,905     70,000  SH             X            1      X
MILLIPORE CORP               COM            601073109    1,461     20,000  SH             X            1      X
NEWS CORP LTD                SP ADR PFD     652487802    1,163     70,000  SH             X            1      X
NOBLE ENERGY INC             COM            655044105    1,318     30,000  SH             X            1      X
NORDSTROM INC                COM            655664100    1,567     40,000  SH             X            1      X
NOVARTIS AG                  SPONSORED ADR  66987V109    1,386     25,000  SH             X            1      X
PROCTER & GAMBLE CO          COM            742718109    1,729     30,000  SH             X            1      X
ROHM & HAAS CO               COM            775371107      733     15,000  SH             X            1      X
SCHLUMBERGER LTD             COM            806857108    2,531     20,000  SH             X            1      X
SIGMA ALDRICH CORP           COM            826552101      987     15,000  SH             X            1      X
SONY CORP                    ADR NEW        835699307    1,152     25,000  SH             X            1      X
STATE STR CORP               COM            857477103      906     15,000  SH             X            1      X
TEXAS INSTRS INC             COM            882508104      649     20,000  SH             X            1      X
3M CO                        COM            88579Y101    1,514     20,000  SH             X            1      X
UNIVISION COMMUNICATIONS INC CL A           914906102      689     20,000  SH             X            1      X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 3/31/06

                                                                                       COLUMN 6                COLUMN 8
                                                                                   ---------------          --------------
                                                      COLUMN 4                        INVESTMENT                VOTING
                                                      --------       COLUMN 5         DISCRETION               AUTHORITY
          COLUMN 1              COLUMN 2     COLUMN 3  MARKET  ------------------- --------------- COLUMN 7 --------------
---------------------------- -------------- ---------   VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER -------- SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
WACHOVIA CORP 2ND NEW        COM            929903102    1,121     20,000  SH             X            1      X
WAL MART STORES INC          COM            931142103    1,890     40,000  SH             X            1      X
WASHINGTON POST CO           CL B           939640108      583        750  SH             X            1      X
WEYERHAUSER CO               COM            962166104    1,449     20,000  SH             X            1      X

GRAND TOTAL                                            808,488 11,019,981


                                                                               2